Mandatory convertible debentures, Key Inputs Mandatory Convertible Debentures (Q1) (Details) - Debentures Subject to Mandatory Redemption [Member] - Devvio Inc. [Member]	Oct. 31, 2024	Jul. 31, 2024
Share Price [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input	0.34
Probability of De-SPAC Transaction Closing by Maturity Date [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.85
Risk-free Interest Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.0442
Expected Term (Years) [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.19
Expected Annual Volatility for the Company [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.925
Expected Annual Volatility for Focus Impact [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.025
Common Conversion Ratio [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.083
Foreign Exchange Rate [Member]
Key Inputs Mandatory Convertible Debentures [Abstract]
Debt instrument measurement input		0.7242